Loans Receivable and Allowance for Loan Losses - Schedule of loans to Directors, Officers and Associates of Such Persons (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Balance, beginning	$ 871	$ 907
Loans originated	185	40
Collection of principal	(82)	(76)
Balance, ending	$ 974	$ 871